Financial Assets and Financial Liabilities - Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial liabilities [line items]
Lease liabilities	€ 230.3	€ 254.2
Financial liabilities	1,248.9	2,171.2
Liquidity risk
Disclosure of financial liabilities [line items]
Loans and borrowings	37.1
Trade and other payables	534.9	426.7
Lease liabilities	261.1	291.1
Contingent consideration	148.3	62.6
Foreign exchange forward contracts	0.4	16.3
Other financial liabilities	327.5	1,426.2
Financial liabilities	1,309.3	2,222.9
Liquidity risk | Less than 1 year
Disclosure of financial liabilities [line items]
Loans and borrowings	7.2
Trade and other payables	534.9	426.7
Lease liabilities	53.1	48.1
Contingent consideration	51.3	0.0
Foreign exchange forward contracts	0.4	16.3
Other financial liabilities	307.9	1,426.2
Financial liabilities	954.8	1,917.3
Liquidity risk | 1 to 5 years
Disclosure of financial liabilities [line items]
Loans and borrowings	24.5
Trade and other payables	0.0	0.0
Lease liabilities	144.0	152.7
Contingent consideration	47.0	62.5
Foreign exchange forward contracts	0.0	0.0
Other financial liabilities	19.6	0.0
Financial liabilities	235.1	215.2
Liquidity risk | More than 5 years
Disclosure of financial liabilities [line items]
Loans and borrowings	5.4
Trade and other payables	0.0	0.0
Lease liabilities	64.0	90.3
Contingent consideration	50.0	0.1
Foreign exchange forward contracts	0.0	0.0
Other financial liabilities	0.0	0.0
Financial liabilities	€ 119.4	€ 90.4